INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Crude oil	$ 1,689	$ 1,424
Refined products	1,290	1,033
Energy trading commodity inventories	782	702
Total current inventories	3,761	3,159
Write-downs (reversals of write-downs) of inventories
Crude oil held for trading purpose	210	247
Product inventory expensed	$ 13,300	$ 14,800